Commitments And Contingencies (Details) (USD $)			0 Months Ended
	Nov. 08, 2013	Sep. 26, 2013	Sep. 26, 2013 Savannah Suites [Member] property	Sep. 30, 2013 Savannah Suites [Member]
Loss Contingencies [Line Items]
Escrow Deposit	$ 250,000	$ 850,000
Number Of Hotels Being Acquired			7
Business acquisition, purchase price				$ 22,500,000